UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05125
BNY Mellon Variable Investment Fund
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
12/31/25
ITEM 1 - Reports to Stockholders
BNY Mellon Variable Investment Fund, Appreciation Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Initial Shares
This annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Appreciation Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$89	0.85%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Initial Shares returned 10.07%.
  In comparison, the S&P 500® Index (the “Index”) returned 17.87% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced, driven by strong earnings growth reflecting a resilient consumer and artificial intelligence investment, alongside accommodative central bank policies and tariff deals.
  The Fund’s relative performance benefited from stock selection in communication services and underweight positioning in real estate and utilities.
  Stock selection in information technology, health care and financials detracted from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Initial Shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Initial Shares	10.07%	9.37%	12.92%
S&P 500® Index	17.87%	14.42%	14.81%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$195	43	$1,052,721	12.96%
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
35.1%
Financials
13.9%
Consumer Discretionary
13.3%
Communication Services
11.6%
Health Care
10.3%
Industrials
6.5%
Energy
4.0%
Consumer Staples
2.5%
Materials
1.1%
Real Estate
1.0%
Net Other Assets and Liabilities
0.7%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0112AR1225

BNY Mellon Variable Investment Fund, Appreciation Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Service Shares
This annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Appreciation Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$115	1.10%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Service Shares returned 9.78%.
  In comparison, the S&P 500® Index (the “Index”) returned 17.87% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced, driven by strong earnings growth reflecting a resilient consumer and artificial intelligence investment, alongside accommodative central bank policies and tariff deals.
  The Fund’s relative performance benefited from stock selection in communication services and underweight positioning in real estate and utilities.
  Stock selection in information technology, health care and financials detracted from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Service Shares	9.78%	9.08%	12.63%
S&P 500® Index	17.87%	14.42%	14.81%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$195	43	$1,052,721	12.96%
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0400AR1225

BNY Mellon Variable Investment Fund, Government Money Market Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
This annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Government Money Market Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Market Portfolio*	$43	0.42%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$308	88	$1,300,339
Portfolio Holdings (as of 12/31/25 )
Allocation of Holdings (Based on Net Assets)

Repurchase Agreements
41.9%
U.S. Treasury Bills
26.6%
U.S. Government Agencies Obligations
16.0%
U.S. Treasury Floating Rate Notes
11.8%
U.S. Treasury Notes
3.8%
Net Other Assets and Liabilities
-0.1%

How has the Fund changed?
  BNY Mellon Investment Advisor, Inc. (the “Adviser”) has contractually agreed, from May 1, 2025 through May 1, 2026, to waive receipt of a portion of the Fund’s management fee, in the amount of .20% of the value of the Fund's average daily net assets. On or after May 1, 2026, the Adviser may terminate this waiver agreement at any time.
This is a summary of certain changes to the Fund since January 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated May 1, 2025 at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information  and portfolio holdings , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0117AR1225

BNY Mellon Variable Investment Fund, Growth and Income Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Initial Shares
This annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Growth and Income Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$76	0.70%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Initial Shares returned 16.83%.
  In comparison, the S&P 500® Index (the “Index”) returned 17.87% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced as easing inflation, resilient economic growth and improving earnings supported risk appetite, despite ongoing geopolitical and policy uncertainty.
  The strongest positive contributions to the Fund’s relative performance came from security selection and, to a lesser extent, allocation effects in consumer staples, industrials and materials.
  The most significant detractors from relative performance included health care and communication services, largely due to security selection.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Initial Shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Initial Shares	16.83%	14.22%	14.66%
S&P 500® Index	17.87%	14.42%	14.81%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$112	120	$583,658	57.08%
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
30.7%
Financials
15.7%
Health Care
12.8%
Industrials
11.3%
Communication Services
9.9%
Consumer Discretionary
7.4%
Energy
4.2%
Materials
2.4%
Consumer Staples
2.0%
Investment Companies
1.8%
Utilities
1.0%
Real Estate
1.0%
Net Other Assets and Liabilities
-0.2%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0108AR1225

BNY Mellon Variable Investment Fund, Growth and Income Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Service Shares
This annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Growth and Income Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$103	0.95%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Service Shares returned 16.54%.
  In comparison, the S&P 500® Index (the “Index”) returned 17.87% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced as easing inflation, resilient economic growth and improving earnings supported risk appetite, despite ongoing geopolitical and policy uncertainty.
  The strongest positive contributions to the Fund’s relative performance came from security selection and, to a lesser extent, allocation effects in consumer staples, industrials and materials.
  The most significant detractors from relative performance included health care and communication services, largely due to security selection.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Service Shares	16.54%	13.93%	14.37%
S&P 500® Index	17.87%	14.42%	14.81%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$112	120	$583,658	57.08%
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0402AR1225

BNY Mellon Variable Investment Fund, Small Cap Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Initial Shares
This annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Small Cap Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$77	0.73%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Initial Shares returned 10.99%.
  In comparison, the Russell 2000® Index and the Russell 2000® Value Index returned 12.81% and 12.59%, respectively, for the same period.
What affected the Fund’s performance?
  U.S. small-cap stocks benefited during the reporting period from a generally healthy corporate environment and moderating rates, along with a surge in investment related to the artificial intelligence buildout.
  Strong stock selection in information technology, along with underweight positioning in software, bolstered the Fund’s relative performance, as did consumer discretionary stock selection.
  Secondary positive contributors included stock selection and overweight exposure in materials, stock selection in energy and utilities, and underweight exposure to real estate.
  The primary detractors from relative returns included stock selection in industrials, both stock selection and overweight positioning in financials, and stock selection and underweight positioning in health care.
  Secondary detractors included stock selection in consumer staples and communication services.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Initial Shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index), Russell 2000® Index and Russell 2000® Value Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Initial Shares	10.99%	4.26%	7.83%
Russell 3000® Index (broad-based index)	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 2000® Value Index*	12.59%	8.88%	9.27%
*	Effective December 31, 2025, the Russell 2000® Value Index was added as a performance benchmark for the Fund.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$304	102	$1,869,435	67.75%
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
21.5%
Industrials
16.2%
Consumer Discretionary
14.0%
Health Care
11.7%
Information Technology
9.0%
Energy
8.5%
Investment Companies
6.6%
Materials
4.7%
Utilities
4.3%
Consumer Staples
2.4%
Communication Services
2.3%
Net Other Assets and Liabilities
-1.2%

How has the Fund changed?
  Effective December 31, 2025, the Fund’s name changed from “Opportunistic Small Cap Portfolio” to “Small Cap Portfolio”. In addition, the Russell 2000® Value Index was added as a performance benchmark for the Fund.
This is a summary of certain changes to the Fund since January 1, 2025 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 as supplemented on November 5, 2025 at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0121AR1225

BNY Mellon Variable Investment Fund, Small Cap Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Service Shares
This annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Small Cap Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$103	0.98%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Service Shares returned 10.70%.
  In comparison, the Russell 2000® Index and the Russell 2000® Value Index returned 12.81% and 12.59%, respectively, for the same period.
What affected the Fund’s performance?
  U.S. small-cap stocks benefited during the reporting period from a generally healthy corporate environment and moderating rates, along with a surge in investment related to the artificial intelligence buildout.
  Strong stock selection in information technology, along with underweight positioning in software, bolstered the Fund’s relative performance, as did consumer discretionary stock selection.
  Secondary positive contributors included stock selection and overweight exposure in materials, stock selection in energy and utilities, and underweight exposure to real estate.
  The primary detractors from relative returns included stock selection in industrials, both stock selection and overweight positioning in financials, and stock selection and underweight positioning in health care.
  Secondary detractors included stock selection in consumer staples and communication services.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index), Russell 2000® Index and Russell 2000® Value Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Service Shares	10.70%	4.00%	7.56%
Russell 3000® Index (broad-based index)	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 2000® Value Index*	12.59%	8.88%	9.27%
*	Effective December 31, 2025, the Russell 2000® Value Index was added as a performance benchmark for the Fund.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$304	102	$1,869,435	67.75%
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective December 31, 2025, the Fund’s name changed from “Opportunistic Small Cap Portfolio” to “Small Cap Portfolio”. In addition, the Russell 2000® Value Index was added as a performance benchmark for the Fund.
This is a summary of certain changes to the Fund since January 1, 2025 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 as supplemented on November 5, 2025 at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0407AR1225

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Gina D. France, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ms. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $147,944 in 2024 and $150,900 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $33,105 in 2024 and $33,556 in 2025. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $17,631 in 2024 and $17,631 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $14,197 in 2024 and $15,149 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $170  in

2024 and $185 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,429,804 in 2024 and $2,001,215 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Variable Investment Fund, Appreciation Portfolio
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2025

Initial Shares
Service Shares

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Appreciation Portfolio
SCHEDULE OF INVESTMENTS
December 31, 2025

Description	Shares	Value ($)
Common Stocks — 99.3%
Capital Goods — 4.1%
BAE Systems PLC, ADR	35,200	3,269,376
Deere & Co.	2,485	1,156,942
Eaton Corp. PLC	11,440	3,643,754
		8,070,072
Commercial & Professional Services — 1.5%
Automatic Data Processing, Inc.	7,350	1,890,641
Verisk Analytics, Inc.	4,370	977,525
		2,868,166
Consumer Discretionary Distribution & Retail — 7.3%
Amazon.com, Inc.(a)	53,580	12,367,336
The Home Depot, Inc.	5,365	1,846,096
		14,213,432
Consumer Durables & Apparel — 3.0%
Hermes International SCA	750	1,853,024
LVMH Moet Hennessy Louis Vuitton SE	5,150	3,882,586
		5,735,610
Consumer Services — 3.1%
Marriott International, Inc., Cl. A	7,350	2,280,264
McDonald’s Corp.	12,500	3,820,375
		6,100,639
Energy — 4.0%
Chevron Corp.	24,835	3,785,102
EOG Resources, Inc.	7,810	820,128
Exxon Mobil Corp.	26,375	3,173,968
		7,779,198
Financial Services — 12.2%
Blackrock, Inc.	4,445	4,757,661
CME Group, Inc.	7,045	1,923,849
Intercontinental Exchange, Inc.	16,680	2,701,493
Mastercard, Inc., Cl. A	7,300	4,167,424
S&P Global, Inc.	8,460	4,421,111
Visa, Inc., Cl. A	16,850	5,909,464
		23,881,002
Food, Beverage & Tobacco — 2.5%
Philip Morris International, Inc.	18,125	2,907,250
The Coca-Cola Company	28,140	1,967,267
		4,874,517
Health Care Equipment & Services — 6.0%
Abbott Laboratories	22,355	2,800,858
Intuitive Surgical, Inc.(a)	8,915	5,049,099
UnitedHealth Group, Inc.	11,815	3,900,250
		11,750,207
Insurance — 1.7%
The Progressive Corp.	14,605	3,325,851
Materials — 1.1%
The Sherwin-Williams Company	6,750	2,187,202
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Media & Entertainment — 11.6%
Alphabet, Inc., Cl. C	45,145	14,166,501
Meta Platforms, Inc., Cl. A	12,825	8,465,654
		22,632,155
Pharmaceuticals, Biotechnology & Life Sciences — 4.2%
AbbVie, Inc.	8,600	1,965,014
AstraZeneca PLC, ADR	32,075	2,948,655
Eli Lilly & Co.	3,110	3,342,255
		8,255,924
Real Estate Management & Development — 1.0%
CoStar Group, Inc.(a)	28,365	1,907,263
Semiconductors & Semiconductor Equipment — 16.4%
ASML Holding NV	5,705	6,103,551
NVIDIA Corp.	87,125	16,248,813
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	21,415	6,507,804
Texas Instruments, Inc.	17,870	3,100,266
		31,960,434
Software & Services — 12.5%
Intuit, Inc.	7,960	5,272,863
Microsoft Corp.	33,290	16,099,710
ServiceNow, Inc.(a)	19,625	3,006,354
		24,378,927
Technology Hardware & Equipment — 6.2%
Apple, Inc.	44,415	12,074,662
Transportation — .9%
Canadian Pacific Kansas City Ltd.	23,600	1,737,668
Total Common Stocks (cost $76,108,454)		193,732,929

	1-Day Yield (%)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $1,180,627)	3.89	1,180,627	1,180,627
Total Investments (cost $77,289,081)		99.9%	194,913,556
Cash and Receivables (Net)		.1%	273,100
Net Assets		100.0%	195,186,656

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 12/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	1,526,575	27,073,534	(27,419,482)	1,180,627	50,150
4

Affiliated Issuers (continued)
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 12/31/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	40,100,804	(40,100,804)	-	24,962††
Total - .6%	1,526,575	67,174,338	(67,520,286)	1,180,627	75,112

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	76,108,454	193,732,929
Affiliated issuers	1,180,627	1,180,627
Receivable for investment securities sold		348,144
Dividends receivable		64,831
Tax reclaim receivable—Note 1(b)		58,739
Receivable for shares of Beneficial Interest subscribed		23,668
Prepaid expenses		2,669
		195,411,607
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		111,617
Due to Fayez Sarofim & Co., LLC		36,131
Payable for shares of Beneficial Interest redeemed		10,044
Trustees’ fees and expenses payable		1,190
Other accrued expenses		65,969
		224,951
Net Assets ($)		195,186,656
Composition of Net Assets ($):
Paid-in capital		49,150,240
Total distributable earnings (loss)		146,036,416
Net Assets ($)		195,186,656

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	158,262,925	36,923,731
Shares Outstanding	4,700,958	1,128,271
Net Asset Value Per Share ($)	33.67	32.73
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $52,963 foreign taxes withheld at source):
Unaffiliated issuers	2,285,249
Affiliated issuers	50,150
Affiliated income net of rebates from securities lending—Note 1(c)	24,962
Interest	10
Total Income	2,360,371
Expenses:
Management fee—Note 3(a)	1,052,721
Sub-advisory fee—Note 3(a)	429,984
Distribution Plan fees—Note 3(b)	99,540
Professional fees	94,271
Chief Compliance Officer fees—Note 3(b)	24,929
Prospectus and shareholders’ reports	19,820
Trustees’ fees and expenses—Note 3(c)	18,341
Shareholder and regulatory reports service fees—Note 3(b)	15,167
Custodian fees—Note 3(b)	4,487
Loan commitment fees—Note 2	3,126
Shareholder servicing costs—Note 3(b)	2,620
Miscellaneous	5,906
Total Expenses	1,770,912
Less—reduction in fees due to earnings credits—Note 3(b)	(269)
Net Expenses	1,770,643
Net Investment Income	589,728
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	28,239,353
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(9,907,548)
Net Realized and Unrealized Gain (Loss) on Investments	18,331,805
Net Increase in Net Assets Resulting from Operations	18,921,533
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
Operations ($):
Net investment income	589,728	747,627
Net realized gain (loss) on investments	28,239,353	30,362,271
Net change in unrealized appreciation (depreciation) on investments	(9,907,548)	(6,424,221)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,921,533	24,685,677
Distributions ($):
Distributions to shareholders:
Initial Shares	(24,625,359)	(12,589,237)
Service Shares	(6,385,219)	(3,255,044)
Total Distributions	(31,010,578)	(15,844,281)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	3,540,152	4,013,498
Service Shares	2,657,027	5,624,821
Distributions reinvested:
Initial Shares	24,625,359	12,589,237
Service Shares	6,385,214	3,255,044
Cost of shares redeemed:
Initial Shares	(21,598,184)	(21,069,306)
Service Shares	(11,920,109)	(9,151,807)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	3,689,459	(4,738,513)
Total Increase (Decrease) in Net Assets	(8,399,586)	4,102,883
Net Assets ($):
Beginning of Period	203,586,242	199,483,359
End of Period	195,186,656	203,586,242
Capital Share Transactions (Shares):
Initial Shares
Shares sold	105,322	111,916
Shares issued for distributions reinvested	830,771	363,719
Shares redeemed	(651,965)	(582,845)
Net Increase (Decrease) in Shares Outstanding	284,128	(107,210)
Service Shares
Shares sold	82,425	159,832
Shares issued for distributions reinvested	221,681	96,391
Shares redeemed	(366,238)	(262,614)
Net Increase (Decrease) in Shares Outstanding	(62,132)	(6,391)
See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Year Ended December 31,
Initial Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	36.49	35.03	31.93	53.72	47.18
Investment Operations:
Net investment income(a)	.12	.15	.24	.23	.23
Net realized and unrealized gain (loss) on investments	2.76	4.16	6.04	(8.53)	11.43
Total from Investment Operations	2.88	4.31	6.28	(8.30)	11.66
Distributions:
Dividends from net investment income	(.12 )	(.15 )	(.24 )	(.24 )	(.22 )
Dividends from net realized gain on investments	(5.58)	(2.70)	(2.94)	(13.25)	(4.90)
Total Distributions	(5.70)	(2.85)	(3.18)	(13.49)	(5.12)
Net asset value, end of period	33.67	36.49	35.03	31.93	53.72
Total Return (%)	10.07	12.81	20.97	(18.06)	27.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85	.85	.85	.83	.80
Ratio of net expenses to average net assets	.85 (b)	.85 (b)	.85 (b)	.83 (b)	.80
Ratio of net investment income to average net assets	.35 (b)	.41 (b)	.73 (b)	.65 (b)	.46
Portfolio Turnover Rate	12.96	14.25	3.73	8.59	3.81
Net Assets, end of period ($ x 1,000)	158,263	161,156	158,458	148,683	200,725

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Service Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	35.64	34.28	31.32	52.96	46.60
Investment Operations:
Net investment income(a)	.03	.06	.15	.14	.10
Net realized and unrealized gain (loss) on investments	2.69	4.07	5.91	(8.38)	11.26
Total from Investment Operations	2.72	4.13	6.06	(8.24)	11.36
Distributions:
Dividends from net investment income	(.05 )	(.07 )	(.16 )	(.15 )	(.10 )
Dividends from net realized gain on investments	(5.58)	(2.70)	(2.94)	(13.25)	(4.90)
Total Distributions	(5.63)	(2.77)	(3.10)	(13.40)	(5.00)
Net asset value, end of period	32.73	35.64	34.28	31.32	52.96
Total Return (%)	9.78	12.48	20.67	(18.26)	26.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10	1.10	1.10	1.08	1.05
Ratio of net expenses to average net assets	1.10 (b)	1.10 (b)	1.10 (b)	1.08 (b)	1.05
Ratio of net investment income to average net assets	.10 (b)	.16 (b)	.48 (b)	.40 (b)	.21
Portfolio Turnover Rate	12.96	14.25	3.73	8.59	3.81
Net Assets, end of period ($ x 1,000)	36,924	42,430	41,025	34,513	50,060

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
10

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
Appreciation Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Fayez Sarofim & Co., LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are
11

NOTES TO FINANCIAL STATEMENTS (continued)
used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of December 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	187,997,319	5,735,610††	—	193,732,929
Investment Companies	1,180,627	—	—	1,180,627
	189,177,946	5,735,610	—	194,913,556

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and
12

NOTES TO FINANCIAL STATEMENTS (continued)
losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2025, BNY earned $3,403 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2025, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $179,351, undistributed capital gains $28,240,933 and unrealized appreciation $117,616,132.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows: ordinary income $645,352 and $770,064, and long-term capital gains $30,365,226 and $15,074,217, respectively.
13

NOTES TO FINANCIAL STATEMENTS (continued)
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .5325% of the value of the fund’s average daily net assets. Pursuant to a sub-investment advisory agreement with the Sub-Adviser, the fund pays the Sub-Adviser a monthly sub-advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2025, Service shares were charged $99,540 pursuant to the Distribution Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2025, the fund was charged $1,551 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $269.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2025, the fund was charged $4,487 pursuant to the custody agreement.
14

NOTES TO FINANCIAL STATEMENTS (continued)
During the period ended December 31, 2025, the fund was charged $24,929 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended December 31, 2025, the Custodian was compensated $15,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $88,459, Distribution Plan fees of $7,861, Custodian fees of $1,125, Chief Compliance Officer fees of $4,782, Transfer Agent fees of $390 and Shareholder and regulatory reports service fees of $9,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2025, amounted to $25,585,349 and $52,290,413, respectively.
At December 31, 2025, the cost of investments for federal income tax purposes was $77,297,676; accordingly, accumulated net unrealized appreciation on investments was $117,615,880, consisting of $118,563,269 gross unrealized appreciation and $947,389 gross unrealized depreciation.
15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of Appreciation Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Appreciation Portfolio (the “Fund”) (one of the funds constituting BNY Mellon Variable Investment Fund (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Variable Investment Fund) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
February 6, 2026
16

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2025 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns.The fund also hereby reports $5.5804 per share as a long-term capital gain distribution paid on March 31, 2025.
17

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
18

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
19

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $43,270.
20

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
21

© 2026 BNY Mellon Securities Corporation
Code-0112NCSRAR1225

BNY Mellon Variable Investment Fund, Government Money Market Portfolio
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2025

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Government Money Market Portfolio
SCHEDULE OF INVESTMENTS
December 31, 2025

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — 16.0%
Federal Farm Credit Banks:
1/2/2026, Bonds (3 Month SOFR +0.14%)(a)	4.01	2,000,000	2,000,000
1/2/2026, Bonds (3 Month SOFR +0.14%)(a)	4.01	400,000	400,000
1/2/2026, Bonds (3 Month SOFR +0.14%)(a)	4.01	1,100,000	1,100,000
1/2/2026, Bonds (3 Month SOFR +0.14%)(a)	4.01	2,000,000	2,000,000
Federal Home Loan Banks:
1/2/2026, Bonds (3 Month SOFR +0.01%)(a)	3.88	500,000	500,000
1/2/2026, Bonds (3 Month SOFR +0.01%)(a)	3.88	1,000,000	1,000,000
1/2/2026, Bonds (3 Month SOFR +0.01%)(a)	3.88	2,000,000	2,000,000
1/2/2026, Bonds (3 Month SOFR +0.02%)(a)	3.89	1,000,000	1,000,000
1/2/2026, Bonds (3 Month SOFR +0.03%)(a)	3.90	1,000,000	1,000,000
1/2/2026, Bonds (3 Month SOFR +0.05%)(a)	3.92	1,000,000	999,845
1/2/2026, Bonds (3 Month SOFR +0.10%)(a)	3.97	1,000,000	1,000,000
1/2/2026, Bonds (3 Month SOFR +0.14%)(a)	4.01	1,000,000	1,000,000
1/2/2026, Bonds (3 Month SOFR +0.15%)(a)	4.02	1,400,000	1,400,000
1/2/2026, Bonds (3 Month SOFR +0.18%)(a)	4.05	1,200,000	1,200,000
1/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.01%)(a)	3.88	3,000,000	3,000,000
1/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.03%)(a)	3.90	1,000,000	1,000,000
1/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.14%)(a)	4.01	1,000,000	1,000,000
1/2/2026, Bonds, Ser. 2 (3 Month SOFR +0.01%)(a)	3.88	1,000,000	1,000,000
1/2/2026, Bonds, Ser. 2 (3 Month SOFR +0.02%)(a)	3.89	1,100,000	1,100,000
1/2/2026, Bonds, Ser. 2 (3 Month SOFR FLAT)(a)	3.87	1,000,000	1,000,000
1/2/2026, Bonds, Ser. 2 (3 Month SOFR FLAT)(a)	3.87	1,000,000	1,000,000
1/2/2026, Bonds, Ser. 3 (3 Month SOFR -0.005%)(a)	3.87	1,000,000	1,000,000
1/2/2026, Bonds, Ser. 4 (3 Month SOFR -0.005%)(a)	3.87	1,500,000	1,500,000
2/5/2026, Notes(b)	4.02	1,000,000	996,160
4/8/2026, Notes(b)	3.72	1,200,000	1,188,263
4/17/2026, Notes(b)	3.64	1,000,000	989,547
4/22/2026, Notes(b)	3.67	1,200,000	1,186,754
5/13/2026, Bonds	4.13	1,200,000	1,200,000
6/3/2026, Bonds	4.03	1,500,000	1,500,000
6/9/2026, Bonds	4.16	2,100,000	2,100,000
6/10/2026, Bonds	3.86	1,500,000	1,500,000
6/10/2026, Notes(b)	3.71	1,200,000	1,180,816
11/6/2026, Bonds	3.80	2,800,000	2,800,000
11/6/2026, Bonds	3.84	1,400,000	1,400,000
12/4/2026, Bonds	3.81	1,500,000	1,500,000
12/4/2026, Bonds	3.83	1,400,000	1,400,000
Federal Home Loan Mortgage Corp.: 1/2/2026, Notes (3 Month SOFR +0.12%)(a),(c)	3.99	500,000	500,000
Federal National Mortgage Association:
1/2/2026, Notes (3 Month SOFR +0.10%)(a),(c)	3.97	700,000	700,000
1/2/2026, Notes (3 Month SOFR +0.14%)(a),(c)	4.01	1,000,000	1,000,000
Total U.S. Government Agencies Obligations (cost $49,341,385)			49,341,385
U.S. Treasury Bills — 26.6%
1/8/2026(b)	3.91	3,500,000	3,497,380
1/13/2026(b)	3.91	1,000,000	998,717
3

SCHEDULE OF INVESTMENTS (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Treasury Bills — 26.6% (continued)
1/20/2026(b)	3.91	4,200,000	4,191,466
1/22/2026(b)	3.99	7,100,000	7,083,719
1/29/2026(b)	3.96	3,300,000	3,290,003
2/10/2026(b)	3.84	2,400,000	2,389,933
2/12/2026(b)	4.04	3,100,000	3,085,642
2/17/2026(b)	3.79	6,400,000	6,368,900
2/19/2026(b)	4.08	4,700,000	4,674,377
2/24/2026(b)	3.81	1,100,000	1,093,837
3/10/2026(b)	3.85	1,000,000	992,879
3/12/2026(b)	3.81	1,600,000	1,588,396
3/17/2026(b)	3.83	1,700,000	1,686,719
3/19/2026(b)	3.96	3,300,000	3,272,647
3/24/2026(b)	3.83	3,500,000	3,470,104
4/9/2026(b)	3.78	1,500,000	1,484,912
4/14/2026(b)	3.70	3,500,000	3,463,850
4/23/2026(b)	3.75	2,400,000	2,372,672
4/28/2026(b)	3.65	1,800,000	1,779,203
4/30/2026(b)	3.74	1,700,000	1,679,545
5/5/2026(b)	3.58	1,700,000	1,680,107
5/7/2026(b)	3.80	1,600,000	1,579,280
5/14/2026(b)	4.04	3,100,000	3,054,991
5/21/2026(b)	3.82	1,500,000	1,478,358
5/28/2026(b)	3.78	2,500,000	2,462,535
6/4/2026(b)	3.74	5,100,000	5,020,696
6/25/2026(b)	3.59	1,900,000	1,867,812
7/2/2026(b)	3.56	1,500,000	1,473,604
11/27/2026(b)	3.62	3,500,000	3,388,992
12/24/2026(b)	3.55	1,500,000	1,449,722
Total U.S. Treasury Bills (cost $81,920,998)			81,920,998
U.S. Treasury Floating Rate Notes — 11.8%
1/2/2026 (3 Month USBMMY +0.10%)(a)	3.70	7,500,000	7,499,917
1/2/2026 (3 Month USBMMY +0.15%)(a)	3.75	8,000,000	8,000,010
1/2/2026 (3 Month USBMMY +0.16%)(a)	3.76	2,000,000	2,000,000
1/2/2026 (3 Month USBMMY +0.16%)(a)	3.76	3,200,000	3,198,036
1/2/2026 (3 Month USBMMY +0.18%)(a)	3.78	5,300,000	5,297,941
1/2/2026 (3 Month USBMMY +0.19%)(a)	3.79	4,000,000	4,002,514
1/2/2026 (3 Month USBMMY +0.21%)(a)	3.81	3,000,000	3,000,801
1/2/2026 (3 Month USBMMY +0.25%)(a)	3.85	3,500,000	3,500,096
Total U.S. Treasury Floating Rate Notes (cost $36,499,315)			36,499,315
U.S. Treasury Notes — 3.8%
2/28/2026	4.63	2,100,000	2,101,116
5/31/2026	4.88	1,000,000	1,002,711
6/30/2026	4.63	1,000,000	1,002,222
8/31/2026	3.75	1,000,000	1,000,276
9/30/2026	3.50	1,400,000	1,397,813
10/31/2026	1.13	1,000,000	979,711
4

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Treasury Notes — 3.8% (continued)
11/30/2026	4.25	2,100,000	2,111,510
12/31/2026	4.25	2,100,000	2,112,982
Total U.S. Treasury Notes (cost $11,708,341)			11,708,341

Repurchase Agreements — 41.9%
ABN Amro Bank NV, Tri-Party Agreement thru BNY, dated 12/31/2025, due at 1/2/2026 in the amount of $29,006,187 (fully collateralized by: U.S. Treasuries (including strips), 0.38%-4.88%, due 10/15/2026-11/15/2052, valued at $29,580,001)	3.84	29,000,000	29,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY, dated 12/31/2025, due at 1/2/2026 in the amount of $50,010,556 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.63%, due 2/3/2026-11/15/2055, valued at $51,010,767)	3.80	50,000,000	50,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust, dated 12/31/2025, due at 1/2/2026 in the amount of $50,010,611 (fully collateralized by: U.S. Treasuries (including strips), 4.12%, due 7/31/2031, valued at $51,000,000)	3.82	50,000,000	50,000,000
Total Repurchase Agreements (cost $129,000,000)			129,000,000
Total Investments (cost $308,470,039)		100.1%	308,470,039
Liabilities, Less Cash and Receivables		(.1%)	(363,196)
Net Assets		100.0%	308,106,843

SOFR—Secured Overnight Financing Rate
USBMMY—U.S. Treasury Bill Money Market Yield

(a)
Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

(b)	Security is a discount security. Income is recognized through the accretion of discount.
(c)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	179,470,039	179,470,039
Repurchase agreements, at value and amortized cost—See Schedule of Investments—Note 1(b)	129,000,000	129,000,000
Cash		2,635,956
Receivable for shares of Beneficial Interest subscribed		689,043
Interest receivable		561,337
Prepaid expenses		2,984
		312,359,359
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		93,328
Payable for investment securities purchased		3,153,711
Payable for shares of Beneficial Interest redeemed		945,337
Trustees’ fees and expenses payable		1,380
Other accrued expenses		58,760
		4,252,516
Net Assets ($)		308,106,843
Composition of Net Assets ($):
Paid-in capital		308,050,033
Total distributable earnings (loss)		56,810
Net Assets ($)		308,106,843
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		308,018,759
Net Asset Value Per Share ($)		1.00
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income ($):
Interest Income	15,104,791
Expenses:
Management fee—Note 2(a)	1,765,057
Professional fees	94,263
Trustees’ fees and expenses—Note 2(c)	30,517
Chief Compliance Officer fees—Note 2(b)	24,661
Prospectus and shareholders’ reports	12,113
Shareholder and regulatory reports service fees—Note 2(b)	8,500
Custodian fees—Note 2(b)	4,386
Shareholder servicing costs—Note 2(b)	981
Miscellaneous	8,684
Total Expenses	1,949,162
Less—reduction in expenses due to undertaking—Note 2(a)	(464,718)
Less—reduction in fees due to earnings credits—Note 2(b)	(66)
Net Expenses	1,484,378
Net Investment Income, representing net increase in net assets resulting from operations	13,620,413
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
Operations ($):
Net investment income	13,620,413	15,093,236
Net realized gain (loss) on investments	-	384
Net Increase (Decrease) in Net Assets Resulting from Operations	13,620,413	15,093,620
Distributions ($):
Distributions to shareholders	(13,562,389)	(15,093,272)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	1,370,093,019	1,076,574,101
Distributions reinvested	13,563,158	15,090,265
Cost of shares redeemed	(1,415,456,735)	(1,065,468,791)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(31,800,558)	26,195,575
Total Increase (Decrease) in Net Assets	(31,742,534)	26,195,923
Net Assets ($):
Beginning of Period	339,849,377	313,653,454
End of Period	308,106,843	339,849,377
See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.039	.046	.045	.013	.000 (a)
Distributions:
Dividends from net investment income	(.039 )	(.046 )	(.045 )	(.013 )	(.000 )(a)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.93	4.74	4.59	1.26	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55	.56	.56	.55	.55
Ratio of net expenses to average net assets	.42 (b),(c)	.56 (c)	.56 (c)	.42 (b),(c)	.05 (b)
Ratio of net investment income to average net assets	3.86 (b),(c)	4.63 (c)	4.53 (c)	1.25 (b),(c)	.01 (b)
Net Assets, end of period ($ x 1,000)	308,107	339,849	313,653	281,512	289,479

(a)	Amount represents less than $.001 per share.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
9

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
Government Money Market Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of  Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.
10

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the inputs used as of December 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
U.S. Government Agencies Obligations	—	49,341,385	—	49,341,385
U.S. Treasury Bills	—	81,920,998	—	81,920,998
U.S. Treasury Floating Rate Notes	—	36,499,315	—	36,499,315
U.S. Treasury Notes	—	11,708,341	—	11,708,341
Repurchase Agreements	—	129,000,000	—	129,000,000
	—	308,470,039	—	308,470,039

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income:  Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of Repurchase Agreements, at value, as disclosed in the Statement of Assets and Liabilities	129,000,000	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(129,000,000)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the repurchase agreement by the fund. See Schedule of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to
11

NOTES TO FINANCIAL STATEMENTS (continued)
credit markets or adverse investor sentiment generally.
U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
Repurchase Agreement Counterparty Risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $58,024 and accumulated capital losses $1,214.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2025. The fund has $1,214 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows: ordinary income $13,562,389 and $15,093,272, respectively.
At December 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .50% of the
12

NOTES TO FINANCIAL STATEMENTS (continued)
value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from May 1, 2025 through May 1, 2026, to waive receipt of a portion of the fund’s management fee in the amount of .20% of the value of the fund’s average daily net assets. On or after May 1, 2026, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $464,718 during the period ended December 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.
(b) The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2025, the fund was charged $595 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $66.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2025, the fund was charged $4,386 pursuant to the custody agreement.
During the period ended December 31, 2025, the fund was charged $24,661 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended December 31, 2025, the Custodian was compensated $8,500 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $145,622, Custodian fees of $677, Chief Compliance Officer fees of $4,624, Transfer Agent fees of $165 and Shareholder and regulatory reports service fees of $4,250, which are offset against an expense reimbursement currently in effect in the amount of $62,010.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of Government Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Government Money Market Portfolio (the “Fund”) (one of the funds constituting BNY Mellon Variable Investment Fund (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Variable Investment Fund) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
February 6, 2026
14

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
15

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
16

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $55,178.
17

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
18

© 2026 BNY Mellon Securities Corporation
Code-0117NCSRAR1225

BNY Mellon Variable Investment Fund, Growth and Income Portfolio
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2025

Initial Shares
Service Shares

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Growth and Income Portfolio
SCHEDULE OF INVESTMENTS
December 31, 2025

Description	Shares	Value ($)
Common Stocks — 98.4%
Automobiles & Components — .3%
Ford Motor Co.	24,863	326,203
Banks — 5.3%
Bank of America Corp.	22,951	1,262,305
Citigroup, Inc.	7,540	879,843
Columbia Banking System, Inc.	11,928	333,388
Comerica, Inc.	5,724	497,587
First Horizon Corp.	30,090	719,151
JPMorgan Chase & Co.	5,066	1,632,366
SouthState Bank Corp.	3,326	313,010
Truist Financial Corp.	6,987	343,830
		5,981,480
Capital Goods — 9.2%
AMETEK, Inc.	2,944	604,433
Axon Enterprise, Inc.(a)	882	500,914
Carlisle Cos., Inc.(b)	1,059	338,732
Caterpillar, Inc.	662	379,240
Dover Corp.	3,104	606,025
Emerson Electric Co.	6,727	892,807
Ferguson Enterprises, Inc.	973	216,619
Fortune Brands Innovations, Inc.	5,576	278,912
GE Vernova, Inc.	1,109	724,809
Honeywell International, Inc.	1,696	330,873
Howmet Aerospace, Inc.	5,567	1,141,346
Hubbell, Inc.	3,363	1,493,542
L3Harris Technologies, Inc.	3,620	1,062,723
Northrop Grumman Corp.	557	317,607
Trane Technologies PLC	1,670	649,964
Vertiv Holdings Co., Cl. A	4,408	714,140
		10,252,686
Commercial & Professional Services — .5%
Veralto Corp.	5,664	565,154
Consumer Discretionary Distribution & Retail — 5.7%
Amazon.com, Inc.(a)	23,805	5,494,670
Burlington Stores, Inc.(a)	1,656	478,336
Chewy, Inc., Cl. A(a)	12,082	399,310
		6,372,316
Consumer Services — 1.4%
Dutch Bros, Inc., Cl. A(a)	5,815	355,994
Las Vegas Sands Corp.	9,153	595,769
Planet Fitness, Inc., Cl. A(a)	3,210	348,189
Wingstop, Inc.(b)	1,265	301,690
		1,601,642
Consumer Staples Distribution & Retail — .6%
Casey’s General Stores, Inc.	1,171	647,223
Energy — 4.2%
Diamondback Energy, Inc.	3,184	478,651
EQT Corp.	17,990	964,264
Exxon Mobil Corp.	12,460	1,499,437
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Energy — 4.2% (continued)
Marathon Petroleum Corp.	2,502	406,900
Permian Resources Corp.	35,571	499,061
Phillips 66	3,279	423,122
SLB Ltd.	10,593	406,559
		4,677,994
Equity Real Estate Investment Trusts — .4%
Weyerhaeuser Co.(c)	16,831	398,726
Financial Services — 7.4%
Berkshire Hathaway, Inc., Cl. B(a)	3,439	1,728,613
Capital One Financial Corp.	2,563	621,169
CME Group, Inc.	3,696	1,009,304
Mastercard, Inc., Cl. A	3,115	1,778,291
Morgan Stanley	3,495	620,467
The Charles Schwab Corp.	3,046	304,326
The Goldman Sachs Group, Inc.	1,896	1,666,584
Voya Financial, Inc.	7,343	546,980
		8,275,734
Food, Beverage & Tobacco — .2%
Freshpet, Inc.(a),(b)	4,428	269,798
Health Care Equipment & Services — 5.3%
Alcon AG(b)	10,683	841,927
Boston Scientific Corp.(a)	7,205	686,997
Elevance Health, Inc.	1,482	519,515
Guardant Health, Inc.(a),(b)	3,567	364,333
Humana, Inc.	1,958	501,503
IDEXX Laboratories, Inc.(a)	841	568,962
Intuitive Surgical, Inc.(a)	710	402,116
Medtronic PLC	9,274	890,860
UnitedHealth Group, Inc.	3,422	1,129,636
		5,905,849
Household & Personal Products — 1.2%
The Estee Lauder Companies, Inc., Cl. A	12,785	1,338,845
Insurance — 3.0%
American International Group, Inc.	5,057	432,626
Aon PLC, Cl. A	2,621	924,898
Assurant, Inc.	6,100	1,469,185
Old Republic International Corp.	10,615	484,469
		3,311,178
Materials — 2.4%
Alcoa Corp.(b)	6,785	360,555
CRH PLC	5,426	677,165
Freeport-McMoRan, Inc.	13,706	696,128
International Paper Co.	6,048	238,231
Newmont Corp.	5,011	500,348
Packaging Corp. of America	1,039	214,273
		2,686,700
Media & Entertainment — 9.3%
Alphabet, Inc., Cl. A	1,916	599,708
Alphabet, Inc., Cl. C	14,067	4,414,225
Meta Platforms, Inc., Cl. A	3,322	2,192,819
Netflix, Inc.(a)	8,512	798,085
4

Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Media & Entertainment — 9.3% (continued)
Omnicom Group, Inc.(b)	12,926	1,043,774
Spotify Technology SA(a)	815	473,279
The Walt Disney Company	7,512	854,640
		10,376,530
Pharmaceuticals, Biotechnology & Life Sciences — 7.5%
Ascendis Pharma A/S, ADR(a)	1,706	363,788
Bristol-Myers Squibb Co.	12,593	679,267
Danaher Corp.	1,137	260,282
Gilead Sciences, Inc.	10,691	1,312,213
Illumina, Inc.(a)	3,437	450,797
Insmed, Inc.(a)	2,750	478,610
Johnson & Johnson	9,034	1,869,586
Madrigal Pharmaceuticals, Inc.(a)	592	344,745
Natera, Inc.(a)	1,744	399,533
Pfizer, Inc.	14,294	355,921
Repligen Corp.(a)	2,548	417,515
Thermo Fisher Scientific, Inc.	2,522	1,461,373
		8,393,630
Real Estate Management & Development — .6%
CoStar Group, Inc.(a)	10,479	704,608
Semiconductors & Semiconductor Equipment — 13.1%
Applied Materials, Inc.	3,672	943,667
ASML Holding NV	630	674,012
Broadcom, Inc.	5,728	1,982,461
Micron Technology, Inc.	2,135	609,350
NVIDIA Corp.	52,477	9,786,961
Texas Instruments, Inc.	3,941	683,724
		14,680,175
Software & Services — 10.2%
Atlassian Corp., Cl. A(a)	1,759	285,204
Bentley Systems, Inc., Cl. B	11,469	437,714
Dolby Laboratories, Inc., Cl. A	6,785	435,733
HubSpot, Inc.(a)	1,204	483,165
International Business Machines Corp.	1,455	430,986
Intuit, Inc.	1,300	861,146
Microsoft Corp.	10,935	5,288,385
MongoDB, Inc.(a)	1,214	509,504
Nutanix, Inc., Cl. A(a)	6,352	328,335
ServiceNow, Inc.(a)	3,972	608,471
Shopify, Inc., Cl. A(a)	5,920	952,942
Synopsys, Inc.(a)	1,802	846,435
		11,468,020
Technology Hardware & Equipment — 7.4%
Apple, Inc.	21,963	5,970,861
Cisco Systems, Inc.	24,122	1,858,118
TE Connectivity PLC	1,882	428,174
		8,257,153
Telecommunication Services — .6%
AT&T, Inc.	12,865	319,566
Vodafone Group PLC, ADR	30,828	407,238
		726,804
5

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Transportation — 1.6%
CSX Corp.	23,720	859,850
Delta Air Lines, Inc.	10,014	694,972
FedEx Corp.	903	260,840
		1,815,662
Utilities — 1.0%
Constellation Energy Corp.	2,276	804,042
Dominion Energy, Inc.	5,459	319,843
		1,123,885
Total Common Stocks (cost $65,717,894)		110,157,995

	1-Day Yield (%)
Investment Companies — 1.8%
Registered Investment Companies — 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $2,022,068)	3.89	2,022,068	2,022,068
Total Investments (cost $67,739,962)		100.2%	112,180,063
Liabilities, Less Cash and Receivables		(.2%)	(191,046)
Net Assets		100.0%	111,989,017

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At December 31, 2025, the value of the fund’s securities on loan was $2,449,231 and the value of the collateral was
$2,511,663, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 12/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.8%	2,468,870	22,781,123	(23,227,925)	2,022,068	70,455
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	7,708,014	(7,708,014)	-	2,630††
Total - 1.8%	2,468,870	30,489,137	(30,935,939)	2,022,068	73,085

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $2,449,231)—Note 1(c):
Unaffiliated issuers	65,717,894	110,157,995
Affiliated issuers	2,022,068	2,022,068
Dividends and securities lending income receivable		44,621
Tax reclaim receivable—Note 1(b)		1,513
Receivable for shares of Beneficial Interest subscribed		1,215
Prepaid expenses		2,472
		112,229,884
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		67,430
Payable for investment securities purchased		85,227
Payable for shares of Beneficial Interest redeemed		12,338
Trustees’ fees and expenses payable		1,265
Other accrued expenses		74,607
		240,867
Net Assets ($)		111,989,017
Composition of Net Assets ($):
Paid-in capital		55,034,337
Total distributable earnings (loss)		56,954,680
Net Assets ($)		111,989,017

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	107,260,849	4,728,168
Shares Outstanding	2,696,609	118,403
Net Asset Value Per Share ($)	39.78	39.93
See notes to financial statements.
7

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $148 foreign taxes withheld at source):
Unaffiliated issuers	1,141,836
Affiliated issuers	70,455
Affiliated income net of rebates from securities lending—Note 1(c)	2,630
Interest	60
Total Income	1,214,981
Expenses:
Management fee—Note 3(a)	806,770
Professional fees	87,518
Chief Compliance Officer fees—Note 3(b)	26,432
Prospectus and shareholders’ reports	16,011
Shareholder and regulatory reports service fees—Note 3(b)	15,167
Distribution Plan fees—Note 3(b)	11,577
Trustees’ fees and expenses—Note 3(c)	9,507
Custodian fees—Note 3(b)	7,005
Loan commitment fees—Note 2	2,518
Shareholder servicing costs—Note 3(b)	889
Miscellaneous	8,043
Total Expenses	991,437
Less—reduction in expenses due to undertaking—Note 3(a)	(223,626)
Less—reduction in fees due to earnings credits—Note 3(b)	(95)
Net Expenses	767,716
Net Investment Income	447,265
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	13,027,781
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,426,958
Net Realized and Unrealized Gain (Loss) on Investments	16,454,739
Net Increase in Net Assets Resulting from Operations	16,902,004
See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
Operations ($):
Net investment income	447,265	560,392
Net realized gain (loss) on investments	13,027,781	9,239,352
Net change in unrealized appreciation (depreciation) on investments	3,426,958	11,346,349
Net Increase (Decrease) in Net Assets Resulting from Operations	16,902,004	21,146,093
Distributions ($):
Distributions to shareholders:
Initial Shares	(8,686,906)	(5,582,887)
Service Shares	(378,550)	(239,123)
Total Distributions	(9,065,456)	(5,822,010)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,102,368	2,227,279
Service Shares	4,270	61,706
Distributions reinvested:
Initial Shares	8,686,906	5,582,887
Service Shares	378,550	239,123
Cost of shares redeemed:
Initial Shares	(13,683,185)	(13,340,404)
Service Shares	(670,683)	(566,520)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,181,774)	(5,795,929)
Total Increase (Decrease) in Net Assets	4,654,774	9,528,154
Net Assets ($):
Beginning of Period	107,334,243	97,806,089
End of Period	111,989,017	107,334,243
Capital Share Transactions (Shares):
Initial Shares
Shares sold	58,328	61,889
Shares issued for distributions reinvested	270,283	163,351
Shares redeemed	(371,073)	(380,155)
Net Increase (Decrease) in Shares Outstanding	(42,462)	(154,915)
Service Shares
Shares sold	117	1,732
Shares issued for distributions reinvested	11,773	6,986
Shares redeemed	(17,782)	(16,224)
Net Increase (Decrease) in Shares Outstanding	(5,892)	(7,506)
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Year Ended December 31,
Initial Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	37.48	32.32	28.87	41.58	35.68
Investment Operations:
Net investment income(a)	.16	.19	.20	.25	.18
Net realized and unrealized gain (loss) on investments	5.37	6.95	6.91	(5.47)	8.50
Total from Investment Operations	5.53	7.14	7.11	(5.22)	8.68
Distributions:
Dividends from net investment income	(.17 )	(.19 )	(.20 )	(.25 )	(.19 )
Dividends from net realized gain on investments	(3.06)	(1.79)	(3.46)	(7.24)	(2.59)
Total Distributions	(3.23)	(1.98)	(3.66)	(7.49)	(2.78)
Net asset value, end of period	39.78	37.48	32.32	28.87	41.58
Total Return (%)	16.83	22.73	26.69	(14.81)	25.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91	.93	.93	.91	.91
Ratio of net expenses to average net assets(b)	.70 (c)	.70 (c)	.70 (c)	.73 (c)	.80
Ratio of net investment income to average net assets(b)	.43 (c)	.55 (c)	.67 (c)	.79 (c)	.47
Portfolio Turnover Rate	57.08	43.38	50.51	67.86	53.70
Net Assets, end of period ($ x 1,000)	107,261	102,659	93,532	81,555	106,015

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
10

	Year Ended December 31,
Service Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	37.61	32.43	28.95	41.68	35.76
Investment Operations:
Net investment income(a)	.06	.10	.13	.17	.09
Net realized and unrealized gain (loss) on investments	5.40	6.97	6.93	(5.49)	8.51
Total from Investment Operations	5.46	7.07	7.06	(5.32)	8.60
Distributions:
Dividends from net investment income	(.08 )	(.10 )	(.12 )	(.17 )	(.09 )
Dividends from net realized gain on investments	(3.06)	(1.79)	(3.46)	(7.24)	(2.59)
Total Distributions	(3.14)	(1.89)	(3.58)	(7.41)	(2.68)
Net asset value, end of period	39.93	37.61	32.43	28.95	41.68
Total Return (%)	16.54	22.41	26.35	(15.03)	25.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16	1.18	1.18	1.16	1.16
Ratio of net expenses to average net assets(b)	.95 (c)	.95 (c)	.95 (c)	.98 (c)	1.05
Ratio of net investment income to average net assets(b)	.18 (c)	.30 (c)	.42 (c)	.54 (c)	.22
Portfolio Turnover Rate	57.08	43.38	50.51	67.86	53.70
Net Assets, end of period ($ x 1,000)	4,728	4,675	4,274	3,849	4,936

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
Growth and Income Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
12

NOTES TO FINANCIAL STATEMENTS (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of December 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	110,157,995	—	—	110,157,995
Investment Companies	2,022,068	—	—	2,022,068
	112,180,063	—	—	112,180,063

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the
13

NOTES TO FINANCIAL STATEMENTS (continued)
applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2025, BNY earned $360 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	2,449,231
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(2,449,231)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
14

NOTES TO FINANCIAL STATEMENTS (continued)
Growth Stock Risk:  Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $101,402, undistributed capital gains $12,834,246 and unrealized appreciation $44,019,032.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows: ordinary income $1,685,253 and $549,931, and long-term capital gains $7,380,203 and $5,272,079, respectively.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2025 through May 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70% of the value of the fund’s average daily net assets. On or after May 1, 2026, the Adviser may
15

NOTES TO FINANCIAL STATEMENTS (continued)
terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $223,626 during the period ended December 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2025, Service shares were charged $11,577 pursuant to the Distribution Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2025, the fund was charged $514 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $95.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2025, the fund was charged $7,005 pursuant to the custody agreement.
During the period ended December 31, 2025, the fund was charged $26,432 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended December 31, 2025, the Custodian was compensated $15,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $71,754, Distribution Plan fees of $1,005, Custodian fees of $1,200, Chief Compliance Officer fees of $5,442, Transfer Agent fees of $128 and Shareholder and regulatory reports service fees of $9,000, which are offset against an expense reimbursement currently in effect in the amount of $21,099.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2025, amounted to $60,729,153 and $71,942,391, respectively.
At December 31, 2025, the cost of investments for federal income tax purposes was $68,161,121; accordingly, accumulated net unrealized appreciation on investments was $44,018,942, consisting of $46,120,472 gross unrealized appreciation and $2,101,530 gross unrealized depreciation.
16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of Growth and Income Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Growth and Income Portfolio (the “Fund”) (one of the funds constituting BNY Mellon Variable Investment Fund (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Variable Investment Fund) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
February 6, 2026
17

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 66.80% of the ordinary dividends paid during the fiscal year ended December 31, 2025 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns.The fund also hereby reports $2.6290 per share as a long-term capital gain distribution and $.4311 per share as a short-term capital gain distribution paid on March 31, 2025
18

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
19

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
20

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $35,939.
21

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
22

© 2026 BNY Mellon Securities Corporation
Code-0108NCSRAR1225

BNY Mellon Variable Investment Fund, Small Cap Portfolio
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2025

Initial Shares
Service Shares

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Small Cap Portfolio
SCHEDULE OF INVESTMENTS
December 31, 2025

Description	Shares	Value ($)
Common Stocks — 94.6%
Automobiles & Components — 1.6%
LCI Industries(a)	27,364	3,320,348
Visteon Corp.(a)	15,945	1,516,369
		4,836,717
Banks — 13.7%
Bank OZK	48,805	2,246,006
BankUnited, Inc.	49,632	2,212,098
Columbia Banking System, Inc.	158,661	4,434,575
First Busey Corp.	186,848	4,445,114
First Horizon Corp.	189,003	4,517,172
First Merchants Corp.	118,722	4,449,700
Metropolitan Bank Holding Corp.	39,403	3,008,813
Origin Bancorp, Inc.	71,590	2,692,500
Simmons First National Corp., Cl. A	232,336	4,379,534
SouthState Bank Corp.	14,933	1,405,345
Stellar Bancorp, Inc.	65,565	2,028,581
Synovus Financial Corp.	60,742	3,040,137
Texas Capital Bancshares, Inc.(b)	29,484	2,669,481
		41,529,056
Capital Goods — 11.5%
Enerpac Tool Group Corp.	69,400	2,653,856
EnerSys	20,338	2,984,601
Enpro, Inc.(a)	12,173	2,606,604
Flowserve Corp.	65,839	4,567,910
Fluor Corp.(b)	92,858	3,679,963
Gates Industrial Corp. PLC(b)	168,057	3,608,184
Hayward Holdings, Inc.(b)	196,004	3,028,262
Herc Holdings, Inc.(a)	20,724	3,075,027
Janus International Group, Inc.(b)	396,165	2,590,919
Matrix Service Co.(b)	127,034	1,486,298
MYR Group, Inc.(b)	12,218	2,669,633
Tennant Co.	26,230	1,933,151
		34,884,408
Commercial & Professional Services — 2.2%
ACV Auctions, Inc., Cl. A(b)	157,869	1,266,109
BlackSky Technology, Inc.(a),(b)	85,861	1,609,894
The Brink’s Company	33,116	3,865,631
		6,741,634
Consumer Discretionary Distribution & Retail — 3.8%
Bath & Body Works, Inc.	76,026	1,526,602
Monro, Inc.(a)	150,929	3,024,617
Ollie’s Bargain Outlet Holdings, Inc.(b)	22,792	2,498,231
Stitch Fix, Inc., Cl. A(b)	430,465	2,259,941
Valvoline, Inc.(b)	75,460	2,192,868
		11,502,259
Consumer Durables & Apparel — 4.8%
Cavco Industries, Inc.(b)	3,346	1,976,616
Figs, Inc., Cl. A(b)	234,368	2,662,420
Levi Strauss & Co., Cl. A	90,488	1,876,721

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 94.6% (continued)
Consumer Durables & Apparel — 4.8% (continued)
Meritage Homes Corp.	32,282	2,124,156
Steven Madden Ltd.(a)	49,227	2,049,812
YETI Holdings, Inc.(a),(b)	86,582	3,824,327
		14,514,052
Consumer Services — 3.8%
First Watch Restaurant Group, Inc.(a),(b)	156,923	2,366,399
Genius Sports Ltd.(b)	465,219	5,126,713
Lindblad Expeditions Holdings, Inc.(b)	184,954	2,667,037
Perdoceo Education Corp.	51,440	1,508,735
		11,668,884
Energy — 8.5%
BKV Corp.(b)	121,439	3,297,069
Cactus, Inc., Cl. A	60,055	2,743,312
California Resources Corp.	87,309	3,903,585
CNX Resources Corp.(a),(b)	85,677	3,150,343
Crescent Energy Co., Cl. A(a)	420,302	3,526,334
Expro Group Holdings NV(b)	245,387	3,275,917
Liberty Energy, Inc.	197,279	3,641,770
PBF Energy, Inc., Cl. A	82,367	2,233,793
		25,772,123
Financial Services — 6.9%
Marex Group PLC	94,680	3,631,925
Moelis & Co., Cl. A	41,178	2,830,576
PennyMac Financial Services, Inc.	28,484	3,755,331
PJT Partners, Inc., Cl. A	20,267	3,388,642
PROG Holdings, Inc.	50,112	1,477,803
Voya Financial, Inc.	42,201	3,143,552
Walker & Dunlop, Inc.	45,809	2,755,411
		20,983,240
Food, Beverage & Tobacco — 1.6%
J & J Snack Foods Corp.	28,222	2,550,422
Nomad Foods Ltd.	196,386	2,456,789
		5,007,211
Health Care Equipment & Services — 5.7%
Alignment Healthcare, Inc.(b)	159,557	3,151,251
Ceribell, Inc.(a),(b)	70,164	1,538,696
Certara, Inc.(a),(b)	136,013	1,198,275
Envista Holdings Corp.(b)	84,082	1,825,420
Inspire Medical Systems, Inc.(b)	18,159	1,674,805
Privia Health Group, Inc.(b)	180,512	4,279,939
Strata Critical Medical, Inc.(b)	304,021	1,462,341
The Ensign Group, Inc.	13,075	2,277,665
		17,408,392
Household & Personal Products — .8%
Spectrum Brands Holdings, Inc.	39,522	2,334,960
Insurance — .9%
The Baldwin Insurance Group, Inc.(a),(b)	119,341	2,867,764
Materials — 4.7%
Alamos Gold, Inc., Cl. A	150,600	5,810,148
Alcoa Corp.(a)	79,033	4,199,814

Description	Shares	Value ($)
Common Stocks — 94.6% (continued)
Materials — 4.7% (continued)
Knife River Corp.(b)	20,696	1,455,964
Methanex Corp.	69,352	2,754,661
		14,220,587
Media & Entertainment — 2.3%
John Wiley & Sons, Inc., Cl. A(a)	86,439	2,647,627
Magnite, Inc.(a),(b)	207,269	3,363,976
Starz Entertainment Corp.(b)	94,013	1,099,952
		7,111,555
Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
Insmed, Inc.(b)	42,189	7,342,574
KalVista Pharmaceuticals, Inc.(a),(b)	177,365	2,864,445
Mirum Pharmaceuticals, Inc.(b)	46,232	3,651,866
Soleno Therapeutics, Inc.(b)	32,425	1,501,277
Syndax Pharmaceuticals, Inc.(b)	133,714	2,809,331
		18,169,493
Semiconductors & Semiconductor Equipment — 3.0%
Cohu, Inc.(b)	118,448	2,756,285
Synaptics, Inc.(b)	50,513	3,738,972
Ultra Clean Holdings, Inc.(b)	102,801	2,603,950
		9,099,207
Software & Services — 2.8%
Blackbaud, Inc.(b)	30,318	1,919,736
Dolby Laboratories, Inc., Cl. A	43,571	2,798,130
JFrog Ltd.(b)	62,183	3,883,950
		8,601,816
Technology Hardware & Equipment — 3.2%
Belden, Inc.	23,958	2,792,305
Lumentum Holdings, Inc.(a),(b)	5,790	2,134,136
Viavi Solutions, Inc.(b)	266,941	4,756,889
		9,683,330
Transportation — 2.5%
SkyWest, Inc.(b)	38,457	3,861,467
Sun Country Airlines Holdings, Inc.(b)	252,044	3,626,913
		7,488,380
Utilities — 4.3%
Clearway Energy, Inc., Cl. C	147,444	4,903,987
Hallador Energy Co.(b)	75,198	1,431,770
MDU Resources Group, Inc.(a)	188,074	3,671,204
ONE Gas, Inc.	39,022	3,014,450
		13,021,411
Total Common Stocks (cost $232,947,357)		287,446,479
Exchange-Traded Funds — 4.9%
Registered Investment Companies — 4.9%
iShares Russell 2000 ETF(a) (cost $12,819,323)	60,217	14,823,017

SCHEDULE OF INVESTMENTS (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $2,595,187)	3.89	2,595,187	2,595,187
Investment of Cash Collateral for Securities Loaned — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $2,342,214)	3.89	2,342,214	2,342,214
Total Investments (cost $250,704,081)		101.2%	307,206,897
Liabilities, Less Cash and Receivables		(1.2%)	(3,515,752)
Net Assets		100.0%	303,691,145

ETF—Exchange-Traded Fund

(a)
Security, or portion thereof, on loan. At December 31, 2025, the value of the fund’s securities on loan was $56,683,575 and the value of the collateral was
$58,563,160, consisting of cash collateral of $2,342,214 and U.S. Government & Agency securities valued at $56,220,946.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 12/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	9,029,620	75,535,433	(81,969,866)	2,595,187	286,355
Investment of Cash Collateral for Securities Loaned - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	5,182,402	130,401,162	(133,241,350)	2,342,214	55,245††
Total - 1.7%	14,212,022	205,936,595	(215,211,216)	4,937,401	341,600

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $56,683,575)—Note 1(c):
Unaffiliated issuers	245,766,680	302,269,496
Affiliated issuers	4,937,401	4,937,401
Receivable for investment securities sold		988,490
Dividends and securities lending income receivable		197,872
Receivable for shares of Beneficial Interest subscribed		41,379
Prepaid expenses		4,727
		308,439,365
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		190,708
Liability for securities on loan—Note 1(c)		2,342,214
Payable for investment securities purchased		2,102,182
Payable for shares of Beneficial Interest redeemed		25,659
Trustees’ fees and expenses payable		3,529
Other accrued expenses		83,928
		4,748,220
Net Assets ($)		303,691,145
Composition of Net Assets ($):
Paid-in capital		242,710,288
Total distributable earnings (loss)		60,980,857
Net Assets ($)		303,691,145

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	284,409,997	19,281,148
Shares Outstanding	5,925,508	431,125
Net Asset Value Per Share ($)	48.00	44.72
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $10,604 foreign taxes withheld at source):
Unaffiliated issuers	3,695,754
Affiliated issuers	286,355
Affiliated income net of rebates from securities lending—Note 1(c)	55,245
Total Income	4,037,354
Expenses:
Management fee—Note 3(a)	2,157,031
Professional fees	91,690
Distribution Plan fees—Note 3(b)	45,938
Prospectus and shareholders’ reports	30,358
Chief Compliance Officer fees—Note 3(b)	25,542
Trustees’ fees and expenses—Note 3(c)	25,304
Shareholder and regulatory reports service fees—Note 3(b)	15,167
Custodian fees—Note 3(b)	6,845
Loan commitment fees—Note 2	6,713
Shareholder servicing costs—Note 3(b)	1,377
Miscellaneous	15,337
Total Expenses	2,421,302
Less—reduction in expenses due to undertaking—Note 3(a)	(287,596)
Less—reduction in fees due to earnings credits—Note 3(b)	(157)
Net Expenses	2,133,549
Net Investment Income	1,903,805
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	16,609,812
Net change in unrealized appreciation (depreciation) on investments	12,097,571
Net Realized and Unrealized Gain (Loss) on Investments	28,707,383
Net Increase in Net Assets Resulting from Operations	30,611,188
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
Operations ($):
Net investment income	1,903,805	1,865,608
Net realized gain (loss) on investments	16,609,812	(1,957,956)
Net change in unrealized appreciation (depreciation) on investments	12,097,571	13,053,052
Net Increase (Decrease) in Net Assets Resulting from Operations	30,611,188	12,960,704
Distributions ($):
Distributions to shareholders:
Initial Shares	(1,767,386)	(1,839,973)
Service Shares	(83,835)	(91,085)
Total Distributions	(1,851,221)	(1,931,058)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	8,317,890	9,518,080
Service Shares	851,483	969,954
Distributions reinvested:
Initial Shares	1,767,386	1,839,973
Service Shares	83,835	91,085
Cost of shares redeemed:
Initial Shares	(20,813,948)	(23,245,617)
Service Shares	(1,910,955)	(1,971,350)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(11,704,309)	(12,797,875)
Total Increase (Decrease) in Net Assets	17,055,658	(1,768,229)
Net Assets ($):
Beginning of Period	286,635,487	288,403,716
End of Period	303,691,145	286,635,487
Capital Share Transactions (Shares):
Initial Shares
Shares sold	190,245	225,007
Shares issued for distributions reinvested	43,812	44,498
Shares redeemed	(466,657)	(546,463)
Net Increase (Decrease) in Shares Outstanding	(232,600)	(276,958)
Service Shares
Shares sold	21,326	24,886
Shares issued for distributions reinvested	2,225	2,359
Shares redeemed	(45,730)	(49,957)
Net Increase (Decrease) in Shares Outstanding	(22,179)	(22,712)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Year Ended December 31,
Initial Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	43.56	41.93	39.39	57.77	49.66
Investment Operations:
Net investment income (loss)(a)	.30	.28	.29	.14	(.06 )
Net realized and unrealized gain (loss) on investments	4.43	1.64	3.27	(8.22)	8.23
Total from Investment Operations	4.73	1.92	3.56	(8.08)	8.17
Distributions:
Dividends from net investment income	(.29 )	(.29 )	(.13 )	-	(.06 )
Dividends from net realized gain on investments	-	-	(.89 )	(10.30)	-
Total Distributions	(.29 )	(.29 )	(1.02)	(10.30)	(.06 )
Net asset value, end of period	48.00	43.56	41.93	39.39	57.77
Total Return (%)	10.99	4.62	9.28	(16.62)	16.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	.83	.84	.82	.82	.82
Ratio of net expenses to average net assets(b)	.73 (c),(d)	.80 (c),(d)	.82 (d)	.82 (d)	.82
Ratio of net investment income (loss) to average net assets(b)	.68 (c),(d)	.67 (c),(d)	.72 (d)	.31 (d)	(.10 )
Portfolio Turnover Rate	67.75	61.91	33.58	37.56	59.71
Net Assets, end of period ($ x 1,000)	284,410	268,232	269,793	253,112	316,092

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended December 31,
Service Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	40.60	39.10	36.79	54.77	47.15
Investment Operations:
Net investment income (loss)(a)	.18	.17	.17	.02	(.19 )
Net realized and unrealized gain (loss) on investments	4.13	1.53	3.06	(7.70)	7.81
Total from Investment Operations	4.31	1.70	3.23	(7.68)	7.62
Distributions:
Dividends from net investment income	(.19 )	(.20 )	(.03 )	-	-
Dividends from net realized gain on investments	-	-	(.89 )	(10.30)	-
Total Distributions	(.19 )	(.20 )	(.92 )	(10.30)	-
Net asset value, end of period	44.72	40.60	39.10	36.79	54.77
Total Return (%)	10.70	4.36	9.01	(16.83)	16.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	1.08	1.09	1.07	1.07	1.07
Ratio of net expenses to average net assets(b)	.98 (c),(d)	1.05 (c),(d)	1.07 (d)	1.07 (d)	1.07
Ratio of net investment income (loss) to average net assets(b)	.43 (c),(d)	.42 (c),(d)	.47 (d)	.06 (d)	(.36 )
Portfolio Turnover Rate	67.75	61.91	33.58	37.56	59.71
Net Assets, end of period ($ x 1,000)	19,281	18,403	18,611	17,349	21,734

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
Small Cap Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital growth. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
Effective December 31, 2025, the fund changed its name from Opportunistic Small Cap Portfolio to Small Cap Portfolio.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of December 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	287,446,479	—	—	287,446,479
Exchange-Traded Funds	14,823,017	—	—	14,823,017
Investment Companies	4,937,401	—	—	4,937,401
	307,206,897	—	—	307,206,897

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

NOTES TO FINANCIAL STATEMENTS (continued)
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2025, BNY earned $7,570 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	56,683,575
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(56,683,575)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Small and Midsize Company Risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is

NOTES TO FINANCIAL STATEMENTS (continued)
in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $4,055,059, undistributed capital gains $1,371,416 and unrealized appreciation $55,554,382.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows: ordinary income $1,851,221 and $1,931,058, respectively.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2025 through May 1, 2026, to waive receipt of a portion of the fund’s management fee in the amount of .10% of the value of the fund’s average daily net assets. On or after May 1, 2026, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $287,596 during the period ended December 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2025, Service shares were charged $45,938 pursuant to the Distribution Plan.

NOTES TO FINANCIAL STATEMENTS (continued)
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2025, the fund was charged $857 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $157.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2025, the fund was charged $6,845 pursuant to the custody agreement.
During the period ended December 31, 2025, the fund was charged $25,542 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended December 31, 2025, the Custodian was compensated $15,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $197,165, Distribution Plan fees of $4,171, Custodian fees of $1,500, Chief Compliance Officer fees of $4,962, Transfer Agent fees of $219 and Shareholder and regulatory reports service fees of $9,000, which are offset against an expense reimbursement currently in effect in the amount of $26,309.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2025, amounted to $190,876,508 and $194,938,066, respectively.
At December 31, 2025, the cost of investments for federal income tax purposes was $251,652,515; accordingly, accumulated net unrealized appreciation on investments was $55,554,382, consisting of $70,746,731 gross unrealized appreciation and $15,192,349 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of Small Cap Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Small Cap Portfolio (the “Fund”) (one of the funds constituting BNY Mellon Variable Investment Fund (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Variable Investment Fund) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
February 6, 2026

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 99.94% of the ordinary dividends paid during the fiscal year ended December 31, 2025 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $50,846.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on August 21, 2025, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Investment Advisory Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of small-cap core funds underlying variable insurance products (“VIPs”) and one small-cap value fund underlying VIPs selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all small-cap core funds underlying VIPs (the “Performance Universe”), all for various periods ended June 30, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of other small-cap core and small-cap value funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for the six-month and one-year periods and below the Performance Group and Performance Universe medians for all other periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted the recent improvement in the fund’s total return performance. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the rate pursuant to the Agreement for both investment advisory and administration services) payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed to waive receipt of a portion of its management fee in an amount of .10% of the value of the fund’s average daily assets until May 1, 2026.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser or its affiliates for advising the one separate account or other type of client portfolio that is considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s improved recent total return performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements for the remainder of the one-year term.

© 2026 BNY Mellon Securities Corporation
Code-0121NCSRAR1225

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Variable Investment Fund

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 6, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: February 5, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)